Cover	Dec. 17, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2021
Entity File Number	333-237507
Entity Registrant Name	Harbor Custom Development, Inc.
Entity Central Index Key	0001784567
Entity Tax Identification Number	46-4827436
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	11505 Burnham Dr.,
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Gig Harbor
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98332
City Area Code	(253)
Local Phone Number	649-0636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
8.0% Series A Cumulative Convertible Preferred Stock
Title of 12(b) Security	8.0% Series A Cumulative Convertible Preferred Stock
Trading Symbol	HCDIP
Security Exchange Name	NASDAQ
Warrant One [Member]
Title of 12(b) Security	Warrants
Trading Symbol	HCDIW
Security Exchange Name	NASDAQ
Warrant Two [Member]
Title of 12(b) Security	Warrants
Trading Symbol	HCDIZ
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	HCDI
Security Exchange Name	NASDAQ